UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 21411

Eaton Vance Senior Floating-Rate Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Semiannual Report April 30, 2005

EATON VANCE
SENIOR
FLOATING-RATE
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

INVESTMENT UPDATE

The Trust

Performance for the Past Six Months

•             Based on its April 2005 monthly dividend of $0.096 and a closing share price of $19.18, Eaton Vance Senior Floating-Rate Trust, a closed-end fund traded on the New York Stock Exchange (The “Trust”) had a market yield of 6.01%.(1)

•             Based on share price (traded on the New York Stock Exchange), the Trust had a total return of -0.82% for the six months ended April 30, 2005. That return was the result of a decrease in share price from $19.94 on October 31, 2004 to $19.18 on April 30, 2005 and the reinvestment of $0.586 in regular monthly dividends.

•             Based on net asset value, the Trust had a total return of 2.30% for the six months ended April 30, 2005. That return was the result of a decrease in net asset value per share from $18.97 on October 31, 2004 to $18.82 on April 30, 2005, and the reinvestment of all distributions.

•             For performance comparison, the S&P/LSTA Leveraged Loan Index, had a return of 2.19% for the six months ended April 30, 2005.(2)

The Trust’s Investments

•             The Trust’s investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust invests primarily in senior secured floating-rate loans. As a result, the Trust may be well-positioned to take advantage of a rise in short-term interest rates. The Trust also has the ability to invest in non-investment-grade, or high-yield, corporate bonds.

•             The Trust’s portfolio of senior loans and other investments represented 363 borrowers and 37 industries as of April 30, 2005. The Trust’s average loan size was just 0.24% of net assets, and no industry constituted more than 11.0% of the Trust’s net assets. Health care, telecommunications, cable and satellite television, building and development (which includes companies that manage/own apartments, shopping malls and commercial office buildings, among others) and publishing were the Trust’s largest sector weightings.

•             Due to relatively stable credit conditions and continuing strong technical factors, credit spreads in the loan market were at historical lows and prices remained above par during the six-month period. Late in the period, loan pricing eased in response to significant spread widening in the high-yield bond market. Once again, the loan market demonstrated lower volatility relative to the bond and equity markets.

•    No specific sectors significantly underperformed within the Trust’s Portfolio. At this point in the credit cycle, we currently expect to maintain a relatively high quality portfolio, especially given the heightened liquidity and general loosening of credit standards.

•             Due to tight credit spreads in the high-yield bond market in the fall of 2004, the Fund lowered its exposure to high-yield bonds early in the six-month period. As a percentage of net assets/total investments, high-yield bonds were reduced from 17.1%/10.8% at October 31, 2004 to 13.7%/8.6% at April 30, 2005. This action reduced potential NAV volatility when high-yield spreads widened in the first quarter of 2005.

•             At April 30, 2005, the Trust had leverage in the amount of approximately 38% of the Trust’s total assets. The Trust also employs leverage though the issuance of Auction Preferred Shares (“APS”).(3) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of the Trust’s APS rises and falls with changes in short-term interest rates. Such increases in cost of the Trust’s APS may be offset by increased income from the Trust’s senior loan investments.

(1) The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) Performance results reflect the effect of leverage resulting from the Trust’s Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

PERFORMANCE

Performance (1)

Average Annual Total Return (by share price, NYSE)
One Year	1.44%
Life of Fund (11/28/03)	5.91

Average Annual Total Return (at net asset value)
One Year	5.42.	%
Life of Fund (11/28/03)	4.52

(1) Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Diversification by Sectors (2)

(2) Diversification by Sectors is shown as a percentage of the Trust’s total investments as of April 30, 2005. Trust statistics may not be representative of the Trust’s current or furture investments and are subject to change due to active management.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests - 141.0%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense - 1.9%
Alliant Techsystems, Inc.
$2,545,581	Term Loan, 4.69%, Maturing March 31, 2011	$2,590,129
Hexcel Corp.
530,000	Term Loan, 4.83%, Maturing March 1, 2012	536,542
K&F Industries, Inc.
1,653,949	Term Loan, 5.57%, Maturing November 18, 2012	1,683,755
Standard Aero Holdings, Inc.
1,550,687	Term Loan, 5.59%, Maturing August 24, 2012	1,575,886
Transdigm, Inc.
1,984,975	Term Loan, 4.94%, Maturing July 22, 2010	2,016,611
United Defense Industries, Inc.
1,147,693	Term Loan, 5.07%, Maturing August 31, 2009	1,150,084
Vought Aircraft Industries, Inc.
2,179,859	Term Loan, 5.57%, Maturing December 22, 2011	2,213,919
Wyle Laboratories, Inc.
280,000	Term Loan, 5.50%, Maturing January 28, 2011	284,900
		$12,051,826
Air Transport - 0.3%
United Airlines, Inc.
$1,988,510	DIP Loan, 7.50%, Maturing June 30, 2005	$2,001,768
		$2,001,768
Automotive - 7.1%
Accuride Corp.
$2,437,353	Term Loan, 5.31%, Maturing January 31, 2012	$2,439,384
Affina Group, Inc.
1,612,958	Term Loan, 5.44%, Maturing November 30, 2011	1,634,329
Collins & Aikman Products Co.
2,586,204	Revolving Loan, 7.94%, Maturing August 31, 2011	2,567,886
CSA Acquisition Corp.
420,613	Term Loan, 5.13%, Maturing December 23, 2011	422,540
676,638	Term Loan, 5.13%, Maturing December 23, 2011	679,739
Dayco Products, LLC
2,878,250	Term Loan, 6.24%, Maturing June 23, 2011	2,932,217
Dura Operating Corp.
1,688,513	Term Loan, 7.25%, Maturing March 31, 2007	1,700,826
Exide Technologies
643,480	Term Loan, 6.24%, Maturing May 5, 2010	641,872
643,480	Term Loan, 6.24%, Maturing May 5, 2010	649,111

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Federal-Mogul Corp.
$7,440,981	Revolving Loan, 4.57%, Maturing December 31, 2005(2)	$6,825,240
2,559,019	Term Loan, 5.31%, Maturing December 31, 2005	2,302,477
Goodyear Tire & Rubber Co.
880,000	Term Loan, 4.67%, Maturing April 30, 2010	882,750
2,950,000	Term Loan, 5.89%, Maturing April 30, 2010	2,930,509
1,000,000	Term Loan, 6.64%, Maturing March 1, 2011	952,500
HLI Operating Co., Inc.
3,563,330	Term Loan, 6.52%, Maturing June 3, 2009	3,563,330
675,000	Term Loan, 8.69%, Maturing June 3, 2010	673,312
Key Automotive Group
1,432,007	Term Loan, 5.86%, Maturing June 29, 2010	1,440,957
R.J. Tower Corp.
1,725,000	DIP Loan, 6.19%, Maturing February 2, 2007	1,744,047
Tenneco Automotive, Inc.
1,994,254	Term Loan, 5.12%, Maturing December 12, 2009	2,035,800
1,656,896	Term Loan, 5.11%, Maturing December 12, 2010	1,691,414
TI Automotive, Ltd.
1,200,000	Term Loan, 6.03%, Maturing June 30, 2011	1,191,000
TRW Automotive, Inc.
4,586,373	Term Loan, 4.38%, Maturing June 30, 2012	4,601,852
		$44,503,092
Beverage and Tobacco - 1.8%
Constellation Brands, Inc.
$4,793,908	Term Loan, 4.99%, Maturing November 30, 2011	$4,841,473
Culligan International Co.
1,175,000	Term Loan, 5.41%, Maturing September 30, 2011	1,192,381
DS Waters, L.P.
316,518	Term Loan, 7.49%, Maturing November 7, 2009	304,253
National Dairy Holdings, L.P.
800,000	Term Loan, 4.97%, Maturing March 15, 2012	810,500
Southern Wine & Spirits of America, Inc.
3,799,424	Term Loan, 5.35%, Maturing July 2, 2008	3,856,415
Sunny Delight Beverages Co.
619,294	Term Loan, 6.82%, Maturing August 20, 2010	618,907
		$11,623,929
Building and Development - 9.4%
AIMCO Properties, L.P.
$2,000,000	Term Loan, 4.75%, Maturing November 2, 2009	$2,035,000
DMB/CHII, LLC
885,008	Term Loan, 5.42%, Maturing March 3, 2007	887,220

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Formica Corp.
$712,602	Term Loan, 7.75%, Maturing June 10, 2010	$719,728
364,428	Term Loan, 7.76%, Maturing June 10, 2010	368,073
1,042,600	Term Loan, 7.76%, Maturing June 10, 2010	1,053,026
294,062	Term Loan, 7.76%, Maturing June 10, 2010	297,003
FT-FIN Acquisition, LLC
1,264,953	Term Loan, 7.25%, Maturing November 17, 2007	1,268,115
General Growth Properties, Inc.
8,685,480	Term Loan, 5.10%, Maturing November 12, 2008	8,756,501
Landsource Communities, LLC
6,011,000	Term Loan, 5.50%, Maturing March 31, 2010	6,093,651
LNR Property Corp.
1,500,000	Term Loan, 5.55%, Maturing March 8, 2008(2)	1,506,562
4,272,669	Term Loan, 5.81%, Maturing March 8, 2008	4,295,635
LNR Property Holdings
935,000	Term Loan, 7.31%, Maturing March 8, 2008	939,675
MAAX Corp.
813,850	Term Loan, 5.70%, Maturing June 4, 2011	823,006
NCI Building Systems, Inc.
746,900	Term Loan, 4.75%, Maturing June 18, 2010	756,937
Newkirk Master, L.P.
476,698	Term Loan, 7.56%, Maturing November 24, 2006	483,848
Newkirk Tender Holdings, LLC
1,806,929	Term Loan, 7.59%, Maturing May 25, 2006	1,820,481
1,111,111	Term Loan, 9.09%, Maturing May 25, 2006	1,119,444
Nortek, Inc.
2,781,000	Term Loan, 5.59%, Maturing August 27, 2011	2,820,977
Panolam Industries Holdings
980,227	Term Loan, 6.13%, Maturing December 3, 2010	993,705
1,181,536	Term Loan, 10.38%, Maturing December 3, 2011	1,209,597
Ply Gem Industries, Inc.
191,425	Term Loan, 5.28%, Maturing February 12, 2011	191,904
699,129	Term Loan, 5.60%, Maturing February 12, 2011	700,877
1,302,702	Term Loan, 5.60%, Maturing February 12, 2011	1,305,959
South Edge, LLC
612,500	Term Loan, 4.44%, Maturing October 31, 2007	615,562
787,500	Term Loan, 4.69%, Maturing October 31, 2009	797,836
St. Marys Cement, Inc.
5,915,075	Term Loan, 5.09%, Maturing December 4, 2010	5,989,014
Stile Acquisition Corp.
909,226	Term Loan, 6.75%, Maturing April 6, 2013	910,647
Stile U.S. Acquisition Corp.
910,774	Term Loan, 6.75%, Maturing April 6, 2013	912,198

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Sugarloaf Mills, L.P.
$1,500,000	Term Loan, 4.75%, Maturing April 7, 2007	$1,500,000
The Macerich Partnership, L.P.
1,390,000	Term Loan, 6.35%, Maturing April 25, 2006	1,391,737
1,210,000	Term Loan, 6.25%, Maturing April 25, 2010	1,210,000
The Woodlands Community Property Co.
1,022,000	Term Loan, 5.11%, Maturing November 30, 2007	1,034,775
1,319,000	Term Loan, 7.11%, Maturing November 30, 2007	1,338,785
Tousa/Kolter, LLC
2,070,000	Term Loan, 4.19%, Maturing January 7, 2008(2)	2,080,350
Trustreet Properties, Inc.
865,000	Term Loan, 4.89%, Maturing April 8, 2010	878,516
		$59,106,344
Business Equipment and Services - 3.4%
Allied Security Holdings, LLC
$1,702,011	Term Loan, 7.35%, Maturing June 30, 2010	$1,719,031
Baker & Taylor, Inc.
2,200,000	Term Loan, 9.35%, Maturing May 6, 2011	2,227,500
Buhrmann US, Inc.
3,155,170	Term Loan, 5.16%, Maturing December 31, 2010	3,216,301
DynCorp International, LLC
1,230,000	Term Loan, 6.06%, Maturing February 11, 2011	1,240,762
Global Imaging Systems, Inc.
487,579	Term Loan, 4.48%, Maturing May 10, 2010	489,864
Info USA, Inc.
909,091	Term Loan, 5.50%, Maturing March 25, 2009	913,636
847,059	Term Loan, 5.75%, Maturing June 4, 2010	853,412
Iron Mountain, Inc.
2,321,443	Term Loan, 4.69%, Maturing April 2, 2011	2,350,751
Language Line, Inc.
2,581,394	Term Loan, 7.10%, Maturing June 11, 2011	2,613,259
Mitchell International, Inc.
392,754	Term Loan, 6.09%, Maturing August 13, 2011	399,627
1,240,625	Term Loan, 8.80%, Maturing August 13, 2012	1,274,742
Protection One, Inc.
985,000	Term Loan, 6.07%, Maturing April 18, 2011	996,081
Quintiles Transnational Corp.
503,647	Term Loan, 4.84%, Maturing September 25, 2009	506,165
Williams Scotsman, Inc.
2,674,119	Term Loan, 5.97%, Maturing December 31, 2006	2,710,888
		$21,512,019

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television - 8.1%
Adelphia Communications Corp.
$3,400,000	DIP Loan, 5.38%, Maturing March 31, 2006	$3,417,530
Atlantic Broadband Finance, LLC
4,294,434	Term Loan, 5.70%, Maturing February 10, 2011	4,391,059
Bragg Communication, Inc.
1,044,750	Term Loan, 5.39%, Maturing August 31, 2011	1,056,503
Bresnan Communications, LLC
2,000,000	Term Loan, 6.87%, Maturing September 30, 2009	2,023,750
Canadian Cable Acquisition Co., Inc.
1,492,500	Term Loan, 6.09%, Maturing July 30, 2011	1,511,623
Cebridge Connections, Inc.
1,494,900	Term Loan, 6.16%, Maturing February 23, 2009	1,504,243
1,584,000	Term Loan, 9.01%, Maturing February 23, 2010	1,613,700
Charter Communications Operating, LLC
12,257,375	Term Loan, 6.44%, Maturing April 27, 2011	12,138,638
Insight Midwest Holdings, LLC
5,169,488	Term Loan, 5.75%, Maturing December 31, 2009	5,252,955
1,975,000	Term Loan, 5.75%, Maturing December 31, 2009	2,007,712
MCC Iowa, LLC
5,955,000	Term Loan, 5.36%, Maturing September 30, 2010	5,975,003
Mediacom Illinois, LLC
2,812,950	Term Loan, 4.99%, Maturing March 31, 2013	2,849,870
NTL, Inc.
2,300,000	Term Loan, 6.41%, Maturing April 13, 2012	2,323,000
UGS Corp.
2,698,100	Term Loan, 4.87%, Maturing March 31, 2012	2,752,062
UPC Broadband Holdings B.V.
2,390,000	Term Loan, 5.75%, Maturing September 30, 2012	2,393,755
		$51,211,403
Chemicals and Plastics - 8.1%
Brenntag AG
$2,975,000	Term Loan, 5.88%, Maturing December 9, 2011	$3,018,262
Hercules, Inc.
876,150	Term Loan, 4.87%, Maturing October 8, 2010	888,745
Huntsman International, LLC
6,315,877	Term Loan, 5.50%, Maturing December 31, 2010	6,427,984
Huntsman, LLC
2,200,000	Term Loan, 6.05%, Maturing March 31, 2010	2,236,300
Innophos, Inc.
986,530	Term Loan, 5.36%, Maturing August 13, 2010	997,012
Invista B.V.
3,601,940	Term Loan, 5.88%, Maturing April 29, 2011	3,672,855
1,562,761	Term Loan, 5.88%, Maturing April 29, 2011	1,593,529

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
ISP Chemco, Inc.
$1,485,000	Term Loan, 5.03%, Maturing March 27, 2011	$1,504,491
Kraton Polymer
3,308,412	Term Loan, 5.78%, Maturing December 23, 2010	3,366,309
Mosaic Co.
1,440,000	Term Loan, 4.57%, Maturing February 21, 2012	1,455,300
Nalco Co.
6,594,684	Term Loan, 5.00%, Maturing November 4, 2010	6,700,819
Niagara Acquisition, Inc.
525,000	Term Loan, 5.13%, Maturing February 11, 2012	531,562
Professional Paint, Inc.
950,625	Term Loan, 6.04%, Maturing September 30, 2011	963,696
Rockwood Specialties Group, Inc.
4,450,000	Term Loan, 5.43%, Maturing December 10, 2012	4,507,018
Six Flags Theme Parks, Inc.
7,863,204	Term Loan, 5.38%, Maturing June 30, 2009	7,901,702
Solo Cup Co.
2,686,955	Term Loan, 5.08%, Maturing February 27, 2011	2,722,558
Wellman, Inc.
2,250,000	Term Loan, 6.74%, Maturing February 10, 2009	2,295,938
		$50,784,080
Clothing / Textiles - 0.5%
Propex Fabrics, Inc.
$345,625	Term Loan, 5.04%, Maturing December 31, 2011	$348,217
SI Corp.
1,582,251	Term Loan, 7.10%, Maturing December 9, 2009	1,608,951
St. John Knits International, Inc.
800,000	Term Loan, 5.60%, Maturing March 23, 2012	808,000
The William Carter Co.
682,463	Term Loan, 5.06%, Maturing September 30, 2008	692,700
		$3,457,868
Conglomerates - 2.8%
Amsted Industries, Inc.
$3,490,967	Term Loan, 5.90%, Maturing October 15, 2010	$3,546,969
Blount, Inc.
737,194	Term Loan, 5.86%, Maturing August 9, 2010	749,020
Gentek, Inc.
590,000	Term Loan, 5.81%, Maturing February 25, 2011	588,986
800,000	Term Loan, 8.89%, Maturing February 25, 2012	784,250
Goodman Global Holdings, Inc.
1,201,988	Term Loan, 5.50%, Maturing December 23, 2011	1,222,271

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates (continued)
Johnson Diversey, Inc.
$1,180,000	Term Loan, 4.64%, Maturing November 30, 2009	$1,188,850
2,348,715	Term Loan, 5.01%, Maturing November 30, 2009	2,380,644
Polymer Group, Inc.
487,810	Term Loan, 6.34%, Maturing April 27, 2010	497,973
1,750,000	Term Loan, 9.34%, Maturing April 27, 2011	1,793,750
PP Acquisition Corp.
2,619,172	Term Loan, 5.35%, Maturing November 12, 2011	2,651,911
Rexnord Corp.
2,124,350	Term Loan, 6.27%, Maturing November 25, 2009	2,132,981
		$17,537,605
Containers and Glass Products - 7.6%
Ball Corp.
$1,720,825	Term Loan, 4.81%, Maturing December 31, 2009	$1,740,185
Berry Plastics Corp.
2,130,719	Term Loan, 4.77%, Maturing June 30, 2010	2,166,674
BWAY Corp.
603,260	Term Loan, 5.25%, Maturing June 30, 2011	612,560
Celanese Holdings, LLC
3,613,305	Term Loan, 5.63%, Maturing April 6, 2009	3,681,618
505,000	Term Loan, 0.00%, Maturing April 6, 2011(2)	512,996
Consolidated Container Holding, LLC
1,191,000	Term Loan, 6.69%, Maturing December 15, 2008	1,206,632
Crown America, Inc.
500,000	Revolving Loan, 0.00%, Maturing February 15, 2010(2)	498,594
Dr. Pepper/Seven Up Bottling Group, Inc.
6,298,562	Term Loan, 5.32%, Maturing December 19, 2010	6,410,362
Graham Packaging Holdings Co.
4,389,000	Term Loan, 5.64%, Maturing October 7, 2011	4,452,482
2,000,000	Term Loan, 7.31%, Maturing April 7, 2012	2,052,250
Graphic Packaging International, Inc.
5,666,972	Term Loan, 5.51%, Maturing August 8, 2009	5,754,102
IPG (US), Inc.
2,174,075	Term Loan, 5.14%, Maturing July 28, 2011	2,203,969
Owens-Illinois, Inc.
1,216,832	Term Loan, 5.53%, Maturing April 1, 2007	1,237,670
1,273,467	Term Loan, 5.41%, Maturing April 1, 2008(2)	1,298,539
788,429	Term Loan, 5.73%, Maturing April 1, 2008	804,394
Printpack Holdings, Inc.
1,203,545	Term Loan, 5.31%, Maturing March 31, 2009	1,220,093
Silgan Holdings, Inc.
3,537,591	Term Loan, 4.87%, Maturing November 30, 2008	3,584,022

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Smurfit-Stone Container Corp.
$589,195	Term Loan, 2.10%, Maturing November 1, 2010	$599,966
4,696,959	Term Loan, 4.80%, Maturing November 1, 2011	4,776,709
1,492,944	Term Loan, 4.92%, Maturing November 1, 2011	1,518,293
U.S. Can Corp.
1,485,000	Term Loan, 6.94%, Maturing January 15, 2010	1,492,425
		$47,824,535
Cosmetics / Toiletries - 0.9%
American Safety Razor Co.
$965,000	Term Loan, 5.71%, Maturing February 28, 2012	$981,887
Church & Dwight Co., Inc.
1,690,291	Revolving Loan, 4.81%, Maturing May 30, 2011	1,714,940
Prestige Brands, Inc.
1,782,000	Term Loan, 5.38%, Maturing April 7, 2011	1,807,987
Revlon Consumer Products Corp.
938,250	Term Loan, 9.24%, Maturing July 9, 2010	978,126
		$5,482,940
Drugs - 0.7%
Warner Chilcott Corp.
$1,175,304	Term Loan, 5.72%, Maturing January 18, 2012	$1,187,057
542,957	Term Loan, 5.72%, Maturing January 18, 2012	548,387
2,916,739	Term Loan, 6.73%, Maturing January 18, 2012	2,945,907
		$4,681,351
Ecological Services and Equipment - 2.7%
Alderwoods Group, Inc.
$286,287	Term Loan, 4.88%, Maturing September 29, 2009(5)	$290,758
Allied Waste Industries, Inc.
2,291,053	Term Loan, 4.87%, Maturing January 15, 2010	2,298,071
6,185,842	Term Loan, 5.14%, Maturing January 15, 2012	6,207,282
Environmental Systems, Inc.
1,423,880	Term Loan, 6.51%, Maturing December 12, 2008	1,451,468
2,500,000	Term Loan, 13.08%, Maturing December 12, 2010	2,584,375
IESI Corp.
970,588	Term Loan, 5.09%, Maturing January 20, 2012	984,540
Sensus Metering Systems, Inc.
2,556,522	Term Loan, 5.43%, Maturing December 17, 2010	2,582,087
383,478	Term Loan, 5.43%, Maturing December 17, 2010	387,313
		$16,785,894

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical - 4.4%
AMI Semiconductor, Inc.
$1,190,000	Term Loan, 4.36%, Maturing April 1, 2012	$1,198,181
Amphenol Corp.
2,320,000	Term Loan, 4.33%, Maturing May 6, 2010	2,352,262
Cellnet Technology, Inc.
585,000	Term Loan, 7.75%, Maturing April 26, 2012	586,463
Communications & Power, Inc.
1,022,222	Term Loan, 5.14%, Maturing July 23, 2010	1,037,876
Enersys Capital, Inc.
1,091,750	Term Loan, 4.99%, Maturing March 17, 2011	1,111,538
Fairchild Semiconductor Corp.
736,903	Term Loan, 4.69%, Maturing June 19, 2008	745,654
1,231,913	Term Loan, 4.69%, Maturing December 31, 2010	1,251,931
Invensys International Holding
3,040,065	Term Loan, 6.88%, Maturing September 5, 2009	3,087,566
Memec Group, Ltd.
1,000,000	Term Loan, 5.53%, Maturing June 15, 2009	1,000,000
1,875,000	Term Loan, 11.06%, Maturing June 15, 2010	1,910,156
Rayovac Corp.
2,910,000	Term Loan, 4.86%, Maturing February 1, 2015	2,963,655
Seagate Technology Holdings
2,145,000	Term Loan, 5.26%, Maturing November 22, 2006	2,186,559
Security Co., Inc.
992,500	Term Loan, 7.00%, Maturing June 28, 2010	1,004,906
1,000,000	Term Loan, 10.31%, Maturing June 28, 2011	1,027,500
Telcordia Technologies, Inc.
1,980,000	Term Loan, 5.83%, Maturing September 15, 2012	1,971,338
United Online, Inc.
287,042	Term Loan, 5.95%, Maturing December 13, 2008	290,988
Vertafore, Inc.
1,496,250	Term Loan, 5.62%, Maturing December 22, 2010	1,516,823
500,000	Term Loan, 8.87%, Maturing December 22, 2011	509,063
Viasystems, Inc.
1,745,625	Term Loan, 4.68%, Maturing September 30, 2009	1,763,809
		$27,516,268
Equipment Leasing - 1.4%
Ashtead Group, PLC
$1,000,000	Term Loan, 5.31%, Maturing November 12, 2009	$1,014,375
Maxim Crane Works, L.P.
950,000	Term Loan, 8.56%, Maturing January 28, 2012	976,719
United Rentals, Inc.
1,121,250	Term Loan, 3.36%, Maturing February 14, 2011	1,137,719
5,550,188	Term Loan, 5.31%, Maturing February 14, 2011	5,633,440
		$8,762,253

Principal Amount	Borrower/Tranche Description	Value
Farming / Agriculture - 0.4%
Central Garden & Pet Co.
$1,533,592	Term Loan, 4.75%, Maturing May 19, 2009	$1,550,845
The Scotts Co.
835,789	Term Loan, 4.56%, Maturing September 30, 2010	846,909
		$2,397,754
Financial Intermediaries - 1.5%
Coinstar, Inc.
$580,525	Term Loan, 5.13%, Maturing July 7, 2011	$591,410
Fidelity National Information Solutions, Inc.
6,303,875	Term Loan, 4.66%, Maturing March 9, 2013	6,288,115
Refco Group Ltd., LLC
2,769,725	Term Loan, 5.02%, Maturing August 5, 2011	2,797,422
		$9,676,947
Food Products - 5.0%
Acosta Sales Co., Inc.
$995,000	Term Loan, 5.48%, Maturing August 13, 2010	$1,008,681
American Seafoods Holdings, LLC
1,642,976	Term Loan, 6.34%, Maturing March 31, 2009	1,669,161
Atkins Nutritional, Inc.
928,753	Term Loan, 8.25%, Maturing November 26, 2009(3)(4)	590,687
Del Monte Corp.
880,000	Term Loan, 4.69%, Maturing February 8, 2012	893,310
Doane Pet Care Co.
2,109,400	Term Loan, 6.70%, Maturing November 5, 2009	2,150,270
Dole Food Company, Inc.
1,678,618	Term Loan, 4.57%, Maturing April 18, 2012	1,693,305
Herbalife International, Inc.
558,600	Term Loan, 4.66%, Maturing December 21, 2010	568,725
Interstate Brands Corp.
1,047,089	Term Loan, 7.22%, Maturing July 19, 2007	1,031,906
Merisant Co.
3,300,905	Term Loan, 6.44%, Maturing January 11, 2010	3,309,844
Michael Foods, Inc.
4,016,107	Term Loan, 5.07%, Maturing November 20, 2010	4,076,348
6,000,000	Term Loan, 6.59%, Maturing November 20, 2011	6,180,000
Pinnacle Foods Holdings Corp.
5,593,500	Term Loan, 6.35%, Maturing November 25, 2010	5,662,546
Reddy Ice Group, Inc.
698,944	Term Loan, 5.56%, Maturing July 31, 2009	703,095
2,096,833	Term Loan, 5.56%, Maturing July 31, 2009	2,115,836
		$31,653,714

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service - 3.3%
AFC Enterprises, Inc.
$698,852	Term Loan, 7.75%, Maturing May 23, 2007	$701,473
878,586	Term Loan, 7.50%, Maturing May 23, 2008	882,979
Buffets, Inc.
418,182	Term Loan, 6.05%, Maturing June 28, 2009	421,667
2,082,877	Term Loan, 6.27%, Maturing June 28, 2009	2,100,234
Carrols Corp.
2,538,638	Term Loan, 5.63%, Maturing December 31, 2010	2,582,536
CKE Restaurants, Inc.
427,206	Term Loan, 5.44%, Maturing July 2, 2010	432,012
Denny's, Inc.
967,577	Term Loan, 6.33%, Maturing September 21, 2009	992,976
Domino's, Inc.
6,376,462	Term Loan, 4.88%, Maturing June 25, 2010	6,482,739
Gate Gourmet Borrower, LLC
1,480,000	Term Loan, 9.51%, Maturing December 31, 2008	1,451,325
Jack in the Box, Inc.
2,962,501	Term Loan, 4.85%, Maturing January 8, 2011	3,008,790
Ruth's Chris Steak House, Inc.
721,429	Term Loan, 6.00%, Maturing March 11, 2011	734,054
Weight Watchers International, Inc.
920,375	Term Loan, 4.65%, Maturing March 31, 2010	931,113
		$20,721,898
Food / Drug Retailers - 1.8%
Cumberland Farms, Inc.
$903,013	Term Loan, 5.65%, Maturing September 8, 2008	$908,092
General Nutrition Centers, Inc.
1,000,000	Revolving Loan, 0.00%, Maturing December 5, 2009(2)	982,500
1,018,341	Term Loan, 5.97%, Maturing December 5, 2009	1,030,645
Giant Eagle, Inc.
1,974,107	Term Loan, 4.77%, Maturing August 6, 2009	2,008,654
Rite Aid Corp.
1,686,525	Term Loan, 4.73%, Maturing September 22, 2009	1,698,120
The Jean Coutu Group (PJC), Inc.
2,661,625	Term Loan, 5.50%, Maturing July 30, 2011	2,705,499
The Pantry, Inc.
2,103,894	Term Loan, 5.32%, Maturing March 12, 2011	2,140,712
		$11,474,222

Principal Amount	Borrower/Tranche Description	Value
Forest Products - 1.7%
Appleton Papers, Inc.
$1,992,475	Term Loan, 5.17%, Maturing June 11, 2010	$2,014,269
Boise Cascade Holdings, LLC
3,683,922	Term Loan, 4.74%, Maturing October 29, 2010	3,723,576
Buckeye Technologies, Inc.
3,146,875	Term Loan, 5.04%, Maturing April 15, 2010	3,199,324
Koch Cellulose, LLC
197,887	Term Loan, 4.60%, Maturing May 7, 2011	201,473
646,035	Term Loan, 5.34%, Maturing May 7, 2011	657,745
RLC Industries Co.
1,171,929	Term Loan, 4.59%, Maturing February 24, 2010	1,177,788
		$10,974,175
Healthcare - 9.0%
Accredo Health, Inc.
$1,837,779	Term Loan, 4.82%, Maturing April 30, 2011	$1,845,246
Alliance Imaging, Inc.
1,119,752	Term Loan, 5.39%, Maturing December 29, 2011	1,135,149
AMN Healthcare, Inc.
1,384,730	Term Loan, 6.10%, Maturing October 2, 2008	1,401,173
AMR HoldCo, Inc.
1,775,000	Term Loan, 5.35%, Maturing February 10, 2012	1,799,406
Ardent Health Services, Inc.
1,069,625	Term Loan, 5.25%, Maturing August 12, 2011	1,071,631
Colgate Medical, Ltd.
1,250,000	Term Loan, 5.09%, Maturing December 30, 2008	1,265,625
Community Health Systems, Inc.
7,205,263	Term Loan, 4.64%, Maturing August 19, 2011	7,294,580
Concentra Operating Corp.
3,642,952	Term Loan, 5.15%, Maturing June 30, 2009	3,699,116
Conmed Corp.
1,386,559	Term Loan, 5.02%, Maturing December 31, 2007	1,404,108
Encore Medical IHC, Inc.
1,580,000	Term Loan, 5.90%, Maturing October 4, 2010	1,602,713
Envision Worldwide, Inc.
1,292,778	Term Loan, 8.13%, Maturing September 30, 2010	1,305,706
Express Scripts, Inc.
1,485,000	Term Loan, 4.13%, Maturing February 13, 2010	1,502,634

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
FHC Health Systems, Inc.
$928,571	Term Loan, 8.91%, Maturing December 18, 2009	$942,500
650,000	Term Loan, 11.91%, Maturing December 18, 2009	659,750
500,000	Term Loan, 11.77%, Maturing February 7, 2011	510,000
Healthcare Partners, LLC
410,000	Term Loan, 5.30%, Maturing March 2, 2011	412,563
Healthsouth Corp.
925,000	Term Loan, 5.52%, Maturing June 14, 2007	930,926
260,000	Term Loan, 2.85%, Maturing March 21, 2010	261,666
Kinetic Concepts, Inc.
2,552,771	Term Loan, 4.85%, Maturing August 11, 2010	2,593,457
Knowledge Learning Corp.
3,793,870	Term Loan, 5.56%, Maturing January 7, 2012	3,832,401
Leiner Health Products, Inc.
987,538	Term Loan, 6.38%, Maturing May 27, 2011	1,006,054
Lifepoint Hospitals, Inc.
3,780,000	Term Loan, 4.58%, Maturing April 15, 2012	3,791,813
Magellan Health Services, Inc.
1,111,111	Term Loan, 5.03%, Maturing August 15, 2008	1,126,389
1,763,889	Term Loan, 5.26%, Maturing August 15, 2008	1,788,142
National Mentor, Inc.
1,315,881	Term Loan, 6.02%, Maturing September 30, 2011	1,336,442
Select Medical Holding Corp.
1,445,000	Term Loan, 4.63%, Maturing February 24, 2012	1,443,013
SFBC International, Inc.
169,314	Term Loan, 6.10%, Maturing December 21, 2011	171,007
Sunrise Medical Holdings, Inc.
994,975	Term Loan, 6.25%, Maturing May 13, 2010	996,219
Talecris Biotherapeutics, Inc.
1,010,000	Term Loan, 6.17%, Maturing March 31, 2010	1,015,050
Team Health, Inc.
1,723,432	Term Loan, 5.85%, Maturing March 23, 2011	1,727,740
Triad Hospitals Holdings, Inc.
3,112,297	Term Loan, 5.32%, Maturing September 30, 2008	3,166,276
Vanguard Health Holding Co., LLC
997,500	Term Loan, 6.35%, Maturing September 23, 2005	1,017,450
1,228,825	Term Loan, 6.34%, Maturing September 23, 2011	1,253,018
VWR International, Inc.
1,189,933	Term Loan, 5.65%, Maturing April 7, 2011	1,210,014
		$56,518,977
Home Furnishings - 2.3%
Jarden Corp.
$2,573,550	Term Loan, 5.09%, Maturing January 24, 2012	$2,589,367

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings (continued)
Knoll, Inc.
$2,948,000	Term Loan, 6.00%, Maturing September 30, 2011	$2,986,693
Sealy Mattress Co.
2,580,000	Term Loan, 4.94%, Maturing April 6, 2012	2,595,049
Simmons Co.
5,420,176	Term Loan, 5.63%, Maturing December 19, 2011	5,508,254
Termpur-Pedic, Inc.
989,924	Term Loan, 5.34%, Maturing June 30, 2009	1,001,061
		$14,680,424
Industrial Equipment - 2.4%
Alliance Laundry Holdings, LLC
$1,019,700	Term Loan, 5.12%, Maturing January 27, 2012	$1,032,871
Bucyrus International, Inc.
172,538	Term Loan, 5.07%, Maturing July 28, 2010	175,341
Chart Industries, Inc.
2,484,223	Term Loan, 6.63%, Maturing September 15, 2009	2,490,434
Douglas Dynamics Holdings, Inc.
997,500	Term Loan, 5.02%, Maturing December 16, 2010	1,004,981
Flowserve Corp.
1,964,157	Term Loan, 5.83%, Maturing June 30, 2009	2,003,440
Gleason Corp.
493,661	Term Loan, 5.85%, Maturing July 27, 2011	500,449
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
Itron, Inc.
2,694,324	Term Loan, 4.75%, Maturing December 17, 2010	2,712,287
National Waterworks, Inc.
901,639	Term Loan, 5.60%, Maturing November 22, 2009	915,915
SPX Corp.
2,640,786	Term Loan, 5.38%, Maturing September 30, 2009	2,656,961
Terex Corp.
798,481	Term Loan, 4.89%, Maturing June 30, 2009	809,794
		$15,067,473
Insurance - 1.3%
Alliant Resources Group, Inc.
$1,389,500	Term Loan, 6.88%, Maturing August 31, 2011	$1,398,184
CCC Information Services Group
1,003,342	Term Loan, 5.81%, Maturing August 20, 2010	1,015,883
Conseco, Inc.
4,316,255	Term Loan, 6.56%, Maturing June 22, 2010	4,400,780
U.S.I. Holdings Corp.
1,251,863	Term Loan, 5.69%, Maturing August 11, 2008	1,258,514
		$8,073,361

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies - 6.5%
Alliance Atlantis Communications, Inc.
$625,000	Term Loan, 4.76%, Maturing December 31, 2011	$628,711
AMF Bowling Worldwide, Inc.
1,779,451	Term Loan, 6.07%, Maturing August 27, 2009	1,791,129
Cinemark, Inc.
1,980,000	Term Loan, 4.35%, Maturing March 31, 2011	2,017,745
Fender Musical Instruments Co.
705,000	Term Loan, 9.25%, Maturing March 30, 2012	701,475
Loews Cineplex Entertainment Corp.
5,052,353	Term Loan, 4.01%, Maturing July 30, 2011	5,136,823
Metro-Goldwyn-Mayer Holdings
10,065,000	Term Loan, 5.38%, Maturing April 8, 2012	10,088,592
Regal Cinemas Corp.
7,504,939	Term Loan, 4.84%, Maturing November 10, 2010	7,624,215
Universal City Development Partners, Ltd.
1,855,350	Term Loan, 4.90%, Maturing June 9, 2011	1,884,340
WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	857,500
9,521,344	Term Loan, 5.38%, Maturing February 28, 2011	9,610,606
Yankees Holdings & YankeeNets, LLC
400,714	Term Loan, 5.35%, Maturing June 25, 2007	407,226
		$40,748,362
Lodging and Casinos - 5.1%
Alliance Gaming Corp.
$4,976,956	Term Loan, 5.65%, Maturing September 5, 2009	$4,969,700
Ameristar Casinos, Inc.
522,165	Term Loan, 5.06%, Maturing December 31, 2006	530,759
Argosy Gaming Co.
2,114,375	Term Loan, 4.85%, Maturing June 30, 2011	2,131,115
CNL Hospitality Partners, L.P.
973,966	Term Loan, 5.39%, Maturing October 13, 2006	989,792
CNL Resort Hotel, L.P.
1,560,000	Term Loan, 5.22%, Maturing August 18, 2006	1,560,000
Globalcash Access, LLC
956,947	Term Loan, 5.31%, Maturing March 10, 2010	972,199
Green Valley Ranch Gaming, LLC
1,246,876	Term Loan, 3.10%, Maturing December 31, 2010	1,266,358
Isle of Capri Casinos, Inc.
2,269,313	Term Loan, 4.61%, Maturing February 4, 2012	2,302,501
Marina District Finance Co., Inc.
2,768,063	Term Loan, 4.99%, Maturing October 14, 2011	2,803,818

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Pinnacle Entertainment, Inc.
$1,486,425	Term Loan, 0.00%, Maturing August 27, 2010(2)	$1,491,070
1,375,000	Term Loan, 6.07%, Maturing August 27, 2010	1,396,484
Resorts International Holdings, LLC
1,077,756	Term Loan, 7.25%, Maturing March 24, 2012	1,077,756
900,000	Term Loan, 8.81%, Maturing March 22, 2013	900,000
Seminole Tribe of Florida
625,000	Term Loan, 5.38%, Maturing September 30, 2011	627,344
Venetian Casino Resort, LLC
707,898	Term Loan, 0.00%, Maturing June 15, 2011(2)	710,995
3,433,304	Term Loan, 4.81%, Maturing June 15, 2011	3,457,766
Wyndham International, Inc.
3,600,056	Term Loan, 7.69%, Maturing June 30, 2006	3,609,805
Wynn Las Vegas, LLC
1,225,000	Term Loan, 5.18%, Maturing December 14, 2011	1,245,097
		$32,042,559
Nonferrous Metals / Minerals - 2.2%
Compass Minerals Group, Inc.
$277,659	Term Loan, 5.60%, Maturing November 28, 2009	$281,390
Foundation Coal Corp.
1,453,989	Term Loan, 5.03%, Maturing July 30, 2011	1,477,010
ICG, LLC
1,840,750	Term Loan, 5.88%, Maturing November 5, 2010	1,872,963
International Mill Service, Inc.
2,000,000	Term Loan, 8.82%, Maturing October 26, 2011	2,037,500
Magnequench, Inc.
870,303	Term Loan, 10.41%, Maturing September 30, 2009	876,830
1,300,000	Term Loan, 11.00%, Maturing December 31, 2009	1,309,750
Murray Energy Corp.
930,000	Term Loan, 5.94%, Maturing January 28, 2010	933,488
Novelis, Inc.
1,210,327	Term Loan, 4.50%, Maturing January 6, 2012	1,229,720
2,102,885	Term Loan, 4.50%, Maturing January 6, 2012	2,136,579
Trout Coal Holdings, LLC
1,400,000	Term Loan, 9.75%, Maturing March 23, 2012	1,428,875
		$13,584,105
Oil and Gas - 4.0%
Dresser Rand Group, Inc.
$1,481,525	Term Loan, 5.36%, Maturing October 29, 2011	$1,505,138
Dresser, Inc.
1,132,534	Term Loan, 5.60%, Maturing March 31, 2007	1,155,893

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Dynegy Holdings, Inc.
$3,126,375	Term Loan, 6.87%, Maturing May 28, 2010	$3,150,801
El Paso Corp.
1,973,625	Term Loan, 5.27%, Maturing November 23, 2009	1,987,057
3,263,060	Term Loan, 5.88%, Maturing November 23, 2009	3,290,479
Getty Petroleum Marketing, Inc.
1,941,544	Term Loan, 6.35%, Maturing May 19, 2010	1,980,374
LB Pacific, L.P.
1,020,000	Term Loan, 6.01%, Maturing March 3, 2012	1,029,563
Lyondell-Citgo Refining, L.P.
2,667,350	Term Loan, 4.59%, Maturing May 21, 2007	2,709,027
Magellan Midstream Holdings, L.P.
1,284,708	Term Loan, 5.09%, Maturing December 10, 2011	1,307,190
Semgroup, L.P.
584,231	Term Loan, 5.35%, Maturing August 27, 2008	590,621
656,097	Term Loan, 7.50%, Maturing August 27, 2008	663,273
Universal Compression, Inc.
1,035,000	Term Loan, 4.85%, Maturing February 15, 2012	1,050,525
Williams Production RMT Co.
4,690,625	Term Loan, 5.46%, Maturing May 30, 2007	4,772,711
		$25,192,652
Publishing - 8.4%
Advanstar Communications, Inc.
$477,861	Term Loan, 7.57%, Maturing November 17, 2007	$481,346
Advertising Directory Solution
2,328,263	Term Loan, 5.07%, Maturing November 9, 2011	2,337,478
1,695,750	Term Loan, 6.82%, Maturing May 9, 2012	1,734,964
American Media Operations, Inc.
553,548	Term Loan, 5.88%, Maturing April 1, 2007	562,802
3,744,965	Term Loan, 5.88%, Maturing April 1, 2008	3,808,746
CBD Media, LLC
2,371,119	Term Loan, 5.63%, Maturing December 31, 2009	2,406,193
Dex Media East, LLC
739,424	Term Loan, 4.72%, Maturing November 8, 2008	749,797
5,774,959	Term Loan, 4.64%, Maturing May 8, 2009	5,867,601
Dex Media West, LLC
1,095,836	Term Loan, 5.04%, Maturing September 9, 2009	1,111,893
4,470,165	Term Loan, 4.76%, Maturing March 9, 2010	4,540,011
Freedom Communications
2,650,000	Term Loan, 4.60%, Maturing May 18, 2012	2,658,832
Herald Media, Inc.
282,863	Term Loan, 5.56%, Maturing July 22, 2011	286,929
625,000	Term Loan, 8.56%, Maturing January 22, 2012	635,938

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Lamar Media Corp.
$2,234,001	Term Loan, 4.53%, Maturing June 30, 2010	$2,263,671
Liberty Group Operating, Inc.
1,355,000	Term Loan, 5.13%, Maturing February 28, 2012	1,375,607
Merrill Communications, LLC
1,323,475	Term Loan, 5.56%, Maturing February 9, 2009	1,340,845
Morris Publishing Group, LLC
434,500	Term Loan, 4.63%, Maturing September 30, 2010	438,166
658,350	Term Loan, 4.88%, Maturing March 31, 2011	667,197
Nebraska Book Co., Inc.
1,445,400	Term Loan, 5.88%, Maturing March 4, 2011	1,466,630
R.H. Donnelley Corp.
248,407	Term Loan, 4.74%, Maturing December 31, 2009	251,232
5,334,758	Term Loan, 4.80%, Maturing June 30, 2011	5,408,719
Source Media, Inc.
1,428,706	Term Loan, 5.34%, Maturing November 8, 2011	1,448,946
250,000	Term Loan, 8.46%, Maturing August 30, 2012	254,141
SP Newsprint Co.
3,866,667	Term Loan, 5.83%, Maturing January 9, 2010	3,948,833
1,898,333	Term Loan, 6.06%, Maturing January 9, 2010	1,913,757
Sun Media Corp.
1,282,841	Term Loan, 5.19%, Maturing February 7, 2009	1,303,954
Transwestern Publishing Co., LLC
368,000	Term Loan, 4.56%, Maturing February 25, 2011	369,687
809,837	Term Loan, 5.47%, Maturing February 25, 2011	813,549
1,584,003	Term Loan, 7.50%, Maturing February 25, 2011	1,603,143
Weekly Reader Corp.
985,000	Term Loan, 8.06%, Maturing March 29, 2009	986,847
		$53,037,454
Radio and Television - 6.4%
Adams Outdoor Advertising, L.P.
$950,881	Term Loan, 5.15%, Maturing October 15, 2011	$965,442
ALM Media Holdings, Inc.
1,130,000	Term Loan, 5.36%, Maturing March 4, 2010	1,130,000
CanWest Media, Inc.
3,797,399	Term Loan, 5.04%, Maturing August 15, 2009	3,844,867
Cumulus Media, Inc.
1,985,000	Term Loan, 4.81%, Maturing March 28, 2010	2,017,256
DirecTV Holdings, LLC
5,845,000	Term Loan, 4.45%, Maturing April 13, 2013	5,869,111
Gray Television, Inc.
2,189,014	Term Loan, 4.90%, Maturing December 31, 2010	2,218,200

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
NEP Supershooters, L.P.
$1,617,530	Term Loan, 11.12%, Maturing August 3, 2011	$1,605,399
Nexstar Broadcasting, Inc.
1,831,593	Term Loan, 4.87%, Maturing October 1, 2012	1,844,566
1,933,407	Term Loan, 4.87%, Maturing October 1, 2012	1,947,101
PanAmSat Corp.
5,090,617	Term Loan, 5.75%, Maturing August 20, 2011(5)	5,166,488
Rainbow National Services, LLC
2,786,888	Term Loan, 5.69%, Maturing March 31, 2012	2,828,981
Raycom National, LLC
2,275,000	Term Loan, 4.56%, Maturing April 6, 2012	2,306,281
Sinclair Television Group, Inc.
855,400	Term Loan, 6.50%, Maturing December 31, 2009	864,132
Spanish Broadcasting System
2,715,625	Term Loan, 6.32%, Maturing October 31, 2009	2,759,754
Susquehanna Media Co.
5,250,000	Term Loan, 5.21%, Maturing March 31, 2012	5,299,219
		$40,666,797
Rail Industries - 0.4%
Kansas City Southern Industries, Inc.
$688,275	Term Loan, 4.81%, Maturing March 30, 2008	$699,115
Railamerica, Inc.
1,876,459	Term Loan, 4.88%, Maturing September 29, 2011	1,913,206
221,818	Term Loan, 4.88%, Maturing September 29, 2011	226,162
		$2,838,483
Retailers (Except Food and Drug) - 5.6%
Advance Stores Company, Inc.
$1,519,027	Term Loan, 4.72%, Maturing September 30, 2010	$1,541,338
896,191	Term Loan, 4.78%, Maturing September 30, 2010	909,354
Alimentation Couche-Tard, Inc.
1,209,184	Term Loan, 4.76%, Maturing December 17, 2010	1,228,077
American Achievement Corp.
629,877	Term Loan, 5.25%, Maturing March 25, 2011	640,112
Amscan Holdings, Inc.
994,987	Term Loan, 5.66%, Maturing April 30, 2012	1,001,206
Coinmach Laundry Corp.
2,256,858	Term Loan, 6.04%, Maturing July 25, 2009	2,287,890
CSK Auto, Inc.
6,682,500	Term Loan, 4.85%, Maturing June 20, 2009	6,757,678
FTD, Inc.
2,793,529	Term Loan, 5.29%, Maturing February 28, 2011	2,838,924

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
$2,124,325	Term Loan, 5.22%, Maturing July 15, 2010	$2,140,523
Home Interiors & Gifts, Inc.
1,117,907	Term Loan, 8.38%, Maturing March 31, 2011	1,083,252
Josten's Corp.
4,025,500	Term Loan, 5.19%, Maturing October 4, 2011	4,088,817
Oriental Trading Co., Inc.
925,512	Term Loan, 5.63%, Maturing August 4, 2010	937,660
Petro Stopping Center, L.P.
531,250	Term Loan, 5.63%, Maturing February 9, 2007	539,219
Rent-A-Center, Inc.
1,994,975	Term Loan, 4.46%, Maturing June 30, 2010	2,026,146
Riddell Bell Holdings, Inc.
497,500	Term Loan, 5.61%, Maturing September 30, 2011	505,792
Savers, Inc.
1,116,770	Term Loan, 6.58%, Maturing August 4, 2009	1,125,844
1,000,000	Term Loan, 10.48%, Maturing August 4, 2010	1,012,500
Stewert Enterprises, Inc.
437,418	Term Loan, 4.64%, Maturing November 19, 2011	443,159
Travelcenters of Ameria, Inc.
3,956,000	Term Loan, 4.51%, Maturing October 1, 2008	4,002,978
		$35,110,469
Surface Transport - 0.9%
Horizon Lines, LLC
$942,875	Term Loan, 5.62%, Maturing July 7, 2011	$948,375
NFIL Holdings Corp.
428,571	Term Loan, 4.08%, Maturing February 27, 2010	435,536
1,165,768	Term Loan, 4.91%, Maturing February 27, 2010	1,182,526
Rural/Metro Operating Co., LLC
92,647	Term Loan, 5.37%, Maturing March 4, 2011	92,937
357,353	Term Loan, 5.43%, Maturing March 4, 2011	358,470
Sirva Worldwide, Inc.
2,482,353	Term Loan, 5.53%, Maturing December 10, 2010	2,446,669
		$5,464,513
Telecommunications - 8.1%
Alaska Communications Systems Holdings, Inc.
$990,000	Term Loan, 5.09%, Maturing February 1, 2012	$999,900
American Tower, L.P.
3,478,737	Term Loan, 5.39%, Maturing August 31, 2011	3,529,558
Centennial Cellular Operating Co., LLC
4,801,500	Term Loan, 5.45%, Maturing February 9, 2011	4,866,772

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Consolidated Communications, Inc.
$2,079,002	Term Loan, 5.45%, Maturing October 14, 2011	$2,093,295
D&E Communications, Inc.
987,421	Term Loan, 4.92%, Maturing December 31, 2011	994,827
Fairpoint Communications, Inc.
2,230,000	Term Loan, 5.17%, Maturing February 8, 2012	2,258,433
Iowa Telecommunications Service
2,616,000	Term Loan, 5.08%, Maturing November 23, 2011	2,645,430
Nextel Partners Operation Corp.
2,450,000	Term Loan, 5.44%, Maturing May 31, 2011	2,489,813
NTelos, Inc
1,216,950	Term Loan, 5.57%, Maturing February 18, 2011	1,217,457
Qwest Corp.
10,000,000	Term Loan, 7.39%, Maturing June 4, 2007	10,303,130
SBA Senior Finance, Inc.
3,765,913	Term Loan, 5.96%, Maturing October 31, 2008	3,841,232
Spectrasite Communications, Inc.
3,251,850	Term Loan, 4.52%, Maturing May 23, 2012	3,284,030
Stratos Global Corp.
1,063,000	Term Loan, 5.34%, Maturing December 3, 2010	1,076,620
Triton PCS, Inc.
1,531,163	Term Loan, 6.32%, Maturing November 18, 2009	1,551,450
USA Mobility, Inc.
212,539	Term Loan, 5.47%, Maturing November 16, 2006	214,133
Valor Telecom Enterprise, LLC
2,405,900	Term Loan, 5.07%, Maturing February 14, 2012	2,435,974
Westcom Corp.
864,746	Term Loan, 5.72%, Maturing December 17, 2010	871,232
1,000,000	Term Loan, 9.97%, Maturing May 17, 2011	1,017,500
Western Wireless Corp.
5,205,663	Term Loan, 6.01%, Maturing May 31, 2011	5,235,486
		$50,926,272
Utilities - 3.6%
Allegheny Energy Supply Co., LLC
$3,634,647	Term Loan, 5.60%, Maturing October 28, 2011	$3,670,085
Cogentrix Deleware Holdings, Inc.
1,870,000	Term Loan, 4.71%, Maturing April 14, 2012	1,876,545
Coleto Creek WLE, L.P.
975,113	Term Loan, 5.31%, Maturing June 30, 2011	992,177
KGen, LLC
900,000	Term Loan, 5.64%, Maturing August 5, 2011	882,000
NRG Energy, Inc.
2,023,982	Term Loan, 4.33%, Maturing December 24, 2011	2,049,535
2,567,812	Term Loan, 5.25%, Maturing December 24, 2011	2,600,231

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Pike Electric, Inc.
$1,882,560	Term Loan, 5.19%, Maturing July 1, 2012	$1,910,798
424,668	Term Loan, 5.19%, Maturing July 1, 2012	431,171
Plains Resources, Inc.
1,043,074	Term Loan, 4.87%, Maturing July 23, 2010	1,057,742
Reliant Energy, Inc.
2,354,100	Term Loan, 6.04%, Maturing December 22, 2010	2,357,043
Texas Genco, LLC
1,462,168	Term Loan, 4.00%, Maturing December 14, 2011	1,475,266
3,531,136	Term Loan, 5.01%, Maturing December 14, 2011	3,562,768
		$22,865,361
Total Senior, Floating Rate Interests (identified cost $882,262,352)		$888,559,147
Corporate Bonds & Notes - 13.7%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense - 0.2%
Argo Tech Corp., Sr. Notes
$840	9.25%, 6/1/11	$903,000
BE Aerospace, Sr. Sub. Notes, Series B
60	8.00%, 3/1/08	60,000
Sequa Corp.
500	8.875%, 4/1/08	517,500
Standard Aero Holdings, Inc., Sr. Sub. Notes
30	8.25%, 9/1/14(5)	30,900
		$1,511,400
Air Transport - 0.3%
American Airlines
$750	7.80%, 10/1/06	$675,405
AMR Corp.
175	9.00%, 8/1/12	131,250
Continental Airlines
763	7.033%, 6/15/11	626,997
Delta Airlines Notes
1,000	7.90%, 12/15/09	330,000
Northwest Airlines, Inc.
40	8.875%, 6/1/06	30,800
		$1,794,452

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Automotive - 0.4%
Altra Industrial Motion
$60	9.00%, 12/1/11(5)	$59,850
Delphi Corp.
285	6.55%, 6/15/06	267,900
Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,320	9.75%, 11/1/13	1,326,600
Metaldyne Corp., Sr. Notes
670	10.00%, 11/1/13(5)	572,850
Tenneco Automotive, Inc., Series B
255	10.25%, 7/15/13	279,862
Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14(5)	233,962
		$2,741,024
Broadcast Radio and Television - 0.0%
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
$110	11.375%, 4/1/13	$84,700
		$84,700
Brokers / Dealers / Investment Houses - 0.1%
Refco Finance Holdings, LLC, Sr. Sub. Notes
$665	9.00%, 8/1/12(5)	$721,525
		$721,525
Building and Development - 0.3%
Coleman Cable, Inc., Sr. Notes
$105	9.875%, 10/1/12(5)	$98,175
Interface, Inc.
500	10.375%, 2/1/10	537,500
Interline Brands, Inc., Sr. Sub. Notes
487	11.50%, 5/15/11	552,745
MAAX Corp., Sr. Sub. Notes
115	9.75%, 6/15/12	115,000
Nortek, Inc., Sr. Sub Notes
170	8.50%, 9/1/14	151,300
Ply Gem Industries, Inc., Sr. Sub. Notes
780	9.00%, 2/15/12	678,600
		$2,133,320
Building Materials - 0.1%
Collins & Aikman Floor Cover
$300	9.75%, 2/15/10	$316,500
Owens Corning
5	7.70%, 5/1/08(4)	3,856

Principal Amount (000's omitted)	Security	Value
Building Materials (continued)
RMCC Acquisition Co., Sr. Sub. Notes
$325	9.50%, 11/1/12(5)	$313,625
		$633,981
Business Equipment and Services - 0.2%
Amerco, Inc.
$310	9.00%, 3/15/09	$327,825
Hydrochem Industrial Services, Inc., Sr. Sub Notes
145	9.25%, 2/15/13(5)	145,725
Knowledge Learning Center, Sr. Sub. Notes
160	7.75%, 2/1/15(5)	152,800
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK)
210	11.75%, 1/1/12(5)	214,200
United Rentals North America, Inc.
75	6.50%, 2/15/12	71,812
United Rentals North America, Inc., Sr. Sub. Notes
220	7.00%, 2/15/14	199,100
Williams Scotsman, Inc., Sr. Notes
15	10.00%, 8/15/08	15,975
		$1,127,437
Cable and Satellite Television - 1.1%
Charter Communications Holdings II, LLC, Sr. Notes
$120	10.25%, 9/15/10	$120,450
Charter Communications Holdings, LLC, Sr. Notes
900	10.25%, 1/15/10	666,000
CSC Holdings, Inc., Sr. Sub. Notes
1,000	10.50%, 5/15/16	1,097,500
Insight Communications, Sr. Disc. Notes
250	12.25%, 2/15/11	247,500
Kabel Deutschland GMBH
485	10.625%, 7/1/14(5)	514,100
Ono Finance PLC, Sr. Notes
85	14.00%, 2/15/11	96,581
Panamsat, Corp.
178	9.00%, 8/15/14	186,010
Paxson Communications Corp.
105	10.75%, 7/15/08	104,212
Paxson Communications Corp., Variable Rate
4,000	5.891%, 1/15/10(5)	3,980,000
Rogers Cable, Inc.
155	6.75%, 3/15/15	149,575
		$7,161,928

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics - 1.0%
Avecia Group PLC
$11	11.00%, 7/1/09	$11,495
BCP Crystal Holdings Corp., Sr. Sub Notes
312	9.625%, 6/15/14	345,540
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
175	9.00%, 7/15/14(5)	175,875
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
312	10.50%, 10/1/14(5)	204,360
Huntsman LLC
272	11.625%, 10/15/10	315,520
Innophos, Inc., Sr. Sub. Notes
75	8.875%, 8/15/14(5)	78,000
Lyondell Chemical Co., Sr. Notes
1,193	10.50%, 6/1/13	1,380,897
Nalco Co., Sr. Sub. Notes
605	8.875%, 11/15/13	623,150
OM Group, Inc.
1,765	9.25%, 12/15/11	1,791,475
Polyone Corp., Sr. Notes
275	10.625%, 5/15/10	304,562
Polypore, Inc., Sr. Sub Notes
30	8.75%, 5/15/12	25,500
PQ Corp.
80	7.50%, 2/15/13(5)	78,000
Rhodia SA, Sr. Notes
545	10.25%, 6/1/10	580,425
Solo Cup Co., Sr. Sub. Notes
260	8.50%, 2/15/14	252,200
		$6,166,999
Clothing / Textiles - 0.1%
Levi Strauss & Co., Sr. Notes
$385	12.25%, 12/15/12	$410,025
Levi Strauss & Co., Sr. Notes, Variable Rate
185	7.73%, 4/1/12(5)	171,125
Oxford Industries, Inc., Sr. Notes
20	8.875%, 6/1/11	20,800
Phillips Van-Heusen, Sr. Notes
110	7.25%, 2/15/11	110,550
		$712,500

Principal Amount (000's omitted)	Security	Value
Conglomerates - 0.2%
Amsted Industries, Inc., Sr. Notes
$615	10.25%, 10/15/11(5)	$661,125
Mueller Group, Inc., Sr. Sub. Notes
635	10.00%, 5/1/12	685,800
Mueller Holdings, Inc., Disc. Notes
295	14.75%, 4/15/14	197,650
		$1,544,575
Containers and Glass Products - 0.2%
Intertape Polymer US, Inc., Sr. Sub. Notes
$315	8.50%, 8/1/14	$316,048
Pliant Corp.
1,000	11.125%, 6/15/09	890,000
		$1,206,048
Containers and Packaging - 0.0%
Stone Container Corp., Sr. Notes
$35	9.25%, 2/1/08	$36,225
		$36,225
Cosmetics / Toiletries - 0.3%
Aearo Co. I, Sr. Sub. Notes
$155	8.25%, 4/15/12	$156,550
DEL Laboratories, Inc., Sr. Sub. Notes
130	8.00%, 2/1/12(5)	123,500
GFSI, Inc., Sr. Sub. Notes, Series B
1,025	9.625%, 3/1/07	937,875
Rayovac Corp., Sr. Sub. Notes
200	7.375%, 2/1/15(5)	195,000
Samsonite Corp., Sr. Sub. Notes
365	8.875%, 6/1/11	377,775
True Temper Sports, Inc., Sr. Sub. Notes
65	8.375%, 9/15/11	57,200
WH Holdings Ltd./WH Capital Corp., Sr. Notes
105	9.50%, 4/1/11	112,350
		$1,960,250
Drugs - 0.0%
Warner Chilcott Corp.
$200	8.75%, 2/1/15(5)	$197,000
		$197,000

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Ecological Services and Equipment - 0.2%
Allied Waste North America, Series B
$370	8.875%, 4/1/08	$382,025
IMCO Recycling Escrow, Inc., Sr. Notes
160	9.00%, 11/15/14(5)	164,000
Waste Services, Inc., Sr. Sub. Notes
390	9.50%, 4/15/14(5)	389,025
		$935,050
Electronics / Electrical - 0.4%
Amkor Technologies, Inc.
$165	5.75%, 6/1/06	$147,262
Amkor Technologies, Inc., Sr. Notes
255	7.125%, 3/15/11	201,450
785	7.75%, 5/15/13	619,169
CPI Holdco, Inc., Sr. Notes, Variable Rate
95	8.83%, 2/1/15(5)	91,200
Nortel Networks Ltd.
295	4.25%, 9/1/08	268,081
STATS ChipPAC Ltd., Sr. Notes
130	6.75%, 11/15/11(5)	123,500
Stratus Technologies, Inc., Sr. Notes
175	10.375%, 12/1/08	171,500
UGS Corp., Sr. Sub. Notes
1,000	10.00%, 6/1/12(5)	1,075,000
		$2,697,162
Financial Intermediaries - 1.8%
Alzette, Variable Rate
$750	8.691%, 12/15/20(5)	$750,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	4.82%, 2/24/19(5)	760,000
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	5.315%, 4/15/19(5)	1,000,000
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	4.941%, 1/15/19(5)	1,000,000
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	5.224%, 8/11/16(5)	1,000,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17(3)	1,000,000
Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16(5)	1,509,375
E*Trade Financial Corp., Sr. Notes
240	8.00%, 6/15/11	247,200

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
First CLO, Ltd., Sr. Sub. Notes, Variable Rate
$1,000	3.96%, 7/27/16(5)	$1,000,000
Ford Motor Credit Co.
685	7.875%, 6/15/10	659,919
General Motors Acceptance Corp.
430	6.125%, 9/15/06	427,574
General Motors Acceptance Corp., Variable Rate
705	4.395%, 10/20/05	703,571
175	3.695%, 5/18/06	171,576
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.337%, 3/21/17(5)	1,000,000
		$11,229,215
Food Products - 0.4%
American Seafood Group, LLC
$30	10.125%, 4/15/10	$32,100
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
400	11.50%, 11/1/11(5)	270,000
Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	328,000
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
2,130	8.25%, 12/1/13	1,778,550
United Agricultural Products, Sr. Notes
86	8.25%, 12/15/11	84,710
		$2,493,360
Food / Drug Retailers - 0.0%
Rite Aid Corp.
$125	7.125%, 1/15/07	$125,000
		$125,000
Forest Products - 0.5%
Boise Cascade, LLC, Sr. Notes, Variable Rate
$145	6.016%, 10/15/12(5)	$144,275
Caraustar Industries, Inc., Sr. Sub. Notes
460	9.875%, 4/1/11	453,100
Georgia-Pacific Corp.
65	9.50%, 12/1/11	76,375
JSG Funding PLC, Sr. Sub Notes
145	7.75%, 4/1/15(5)	121,075
Mercer International, Inc., Sr. Notes
330	9.25%, 2/15/13	305,250

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Forest Products (continued)
Newark Group, Inc., Sr. Sub. Notes
$625	9.75%, 3/15/14	$618,750
NewPage Corp.
575	10.00%, 5/1/12(5)	563,500
Stone Container Finance Canada
750	7.375%, 7/15/14	693,750
		$2,976,075
Healthcare - 1.1%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
$250	10.00%, 2/15/15(5)	$263,750
Carriage Services, Inc.
65	7.875%, 1/15/15(5)	65,650
Healthsouth Corp.
180	7.625%, 6/1/12	173,700
Healthsouth Corp., Sr. Notes
75	8.375%, 10/1/11	74,625
Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,565	8.75%, 2/15/12	1,549,350
Medical Device Manufacturing, Inc., Series B
235	10.00%, 7/15/12	252,625
National Mentor, Inc., Sr. Sub. Notes
120	9.625%, 12/1/12(5)	125,700
Quintiles Transnational Corp., Sr. Sub. Notes
2,000	10.00%, 10/1/13	2,170,000
Tenet Healthcare Corp., Sr. Notes
500	9.25%, 2/1/15(5)	502,500
US Oncology, Inc.
220	9.00%, 8/15/12	231,000
425	10.75%, 8/15/14	459,000
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
475	9.00%, 10/1/14	497,562
VWR International, Inc., Sr. Sub. Notes
305	8.00%, 4/15/14	285,175
		$6,650,637
Home Furnishings - 0.0%
Fedders North America, Inc.
$240	9.875%, 3/1/14	$156,000
		$156,000

Principal Amount (000's omitted)	Security	Value
Industrial Equipment - 0.4%
Case New Holland, Inc., Sr. Notes
$40	9.25%, 8/1/11(5)	$41,000
Milacron Escrow Corp.
570	11.50%, 5/15/11	612,750
Thermadyne Holdings Corp., Sr. Sub. Notes
2,180	9.25%, 2/1/14	2,027,400
		$2,681,150
Leisure Goods / Activities / Movies - 0.2%
AMC Entertainment, Inc., Sr. Sub. Notes
$210	9.875%, 2/1/12	$211,050
LCE Acquisition Corp., Sr. Sub. Notes
400	9.00%, 8/1/14(5)	386,000
Marquee Holdings, Inc., Sr. Disc. Notes
590	12.00%, 8/15/14(5)	371,700
Universal City Development Partners, Sr. Notes
140	11.75%, 4/1/10	159,250
		$1,128,000
Lodging and Casinos - 0.6%
Felcor Lodging L.P., Sr. Notes, Variable Rate
$140	6.874%, 6/1/11	$144,200
Host Marriott L.P., Sr. Notes
30	6.375%, 3/15/15(5)	28,687
Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,177,500
Majestic Star Casino LLC
465	9.50%, 10/15/10	488,250
Meristar Hospitality Operations/Finance
280	10.50%, 6/15/09	295,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	101,412
OED Corp./Diamond Jo LLC
355	8.75%, 4/15/12	344,350
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
30	10.75%, 2/1/12	30,600
Seneca Gaming Corp., Sr. Notes
190	7.25%, 5/1/12	189,050
Trump Atlantic City Associates, Inc.
535	11.25%, 5/1/06(4)	510,925
Trump Holdings and Funding, Sr. Notes
540	12.625%, 3/15/10(4)	585,900
		$3,896,274

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Nonferrous Metals / Minerals - 0.1%
Alpha Natural Resources, Sr. Notes
$135	10.00%, 6/1/12(5)	$150,525
General Cable Corp., Sr. Notes
10	9.50%, 11/15/10	10,650
Novelis, Inc., Sr. Notes
245	7.25%, 2/15/15(5)	238,262
Ryerson Tull, Inc.
50	9.125%, 7/15/06	50,750
		$450,187
Oil and Gas - 0.4%
Coastal Corp., Sr. Debs.
$225	9.625%, 5/15/12	$239,625
El Paso Corp.
180	6.95%, 12/15/07	180,450
El Paso Production Holding Co.
50	7.75%, 6/1/13	50,625
Giant Industries
225	8.00%, 5/15/14	227,250
Hanover Compressor Co., Sr. Sub. Notes
680	0.00%, 3/31/07	588,200
Hanover Equipment Trust, Series B
135	8.75%, 9/1/11	142,256
Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	110,500
Petrobras International Finance Co.
50	7.75%, 9/15/14	50,750
Titan Petrochemicals Group Ltd.
60	8.50%, 3/18/12(5)	54,600
Transmontaigne, Inc., Sr. Sub. Notes
175	9.125%, 6/1/10	182,000
United Refining Co., Sr. Notes
280	10.50%, 8/15/12	275,800
130	10.50%, 8/15/12(5)	128,050
Williams Cos., Inc. (The)
80	8.75%, 3/15/32	92,400
		$2,322,506
Publishing - 0.5%
Advanstar Communications, Inc.
$1,000	10.75%, 8/15/10	$1,100,000
American Media Operations, Inc., Series B
330	10.25%, 5/1/09	339,900

Principal Amount (000's omitted)	Security	Value
Publishing (continued)
CBD Media, Inc., Sr. Sub. Notes
$125	8.625%, 6/1/11	$124,687
Dex Media West LLC, Sr. Sub. Notes
107	9.875%, 8/15/13	119,305
Houghton Mifflin Co., Sr. Sub. Notes
1,145	9.875%, 2/1/13	1,162,175
Vertis, Inc., Sub. Notes
25	13.50%, 12/7/09(5)	16,375
		$2,862,442
Radio and Television - 0.3%
Canwest Media, Inc., Sr. Sub. Notes
CanWest Media, Inc., Sr. Sub. Notes
$500	10.625%, 5/15/11	$545,000
464	8.00%, 9/15/12(5)	476,538
Fisher Communications, Inc., Sr. Notes
40	8.625%, 9/15/14	42,600
Nextmedia Operating, Inc.
100	10.75%, 7/1/11	108,125
Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12(5)	193,500
Rainbow National Services, LLC, Sr. Sub. Debs.
685	10.375%, 9/1/14(5)	777,475
		$2,143,238
Rail Industries - 0.1%
Progress Rail Services Corp./Progress Metal Reclamation Co., Sr. Notes
$195	7.75%, 4/1/12(5)	$195,000
TFM SA de C.V., Sr. Notes
85	12.50%, 6/15/12	97,963
		$292,963
Retailers (Except Food and Drug) - 0.2%
Affinity Group, Inc., Sr. Sub. Notes
$1,000	9.00%, 2/15/12	$1,010,000
		$1,010,000
Semiconductors - 0.1%
Advanced Micro Devices, Inc.
$570	7.75%, 11/1/12(5)	$547,200
		$547,200

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Steel - 0.0%
Ispat Inland ULC, Sr. Notes
$199	9.75%, 4/1/14	$228,353
		$228,353
Surface Transport - 0.1%
Horizon Lines, LLC
$275	9.00%, 11/1/12(5)	$290,813
OMI Corp., Sr. Notes
30	7.625%, 12/1/13	30,600
Quality Distribution LLC/QD Capital Corp.
160	9.00%, 11/15/10	154,400
Quality Distribution LLC/QD Capital, Variable Rate
130	7.641%, 1/15/12(5)	126,100
		$601,913
Telecommunications - 1.6%
AirGate PCS, Inc., Variable Rate
$105	6.891%, 10/15/11(5)	$107,888
Alamosa Delaware, Inc., Sr. Disc. Notes
180	12.00%, 7/31/09	197,100
Alamosa Delaware, Inc., Sr. Notes
410	11.00%, 7/31/10	459,713
20	8.50%, 1/31/12	20,800
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
31	10.75%, 12/15/08	32,085
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
380	10.125%, 6/15/13	417,050
Inmarsat Finance PLC
415	7.625%, 6/30/12	427,450
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
395	7.805%, 1/15/12(5)	397,963
Intelsat Ltd., Sr. Notes
85	5.25%, 11/1/08	77,563
LCI International, Inc., Sr. Notes
905	7.25%, 6/15/07	828,075
New Skies Satellites NV, Sr. Notes, Variable Rate
195	7.438%, 11/1/11(5)	198,413
New Skies Satellites NV, Sr. Sub. Notes
260	9.125%, 11/1/12(5)	261,300
Qwest Capital Funding, Inc.
545	7.75%, 8/15/06	550,450
70	7.90%, 8/15/10	64,750

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Services Corp.
$245	13.50%, 12/15/07(5)	$268,888
525	14.00%, 12/15/10(5)	593,250
Rogers Wireless, Inc.
550	7.50%, 3/15/15	567,188
Rogers Wireless, Inc., Sr. Sub. Notes
170	8.00%, 12/15/12	175,100
Rogers Wireless, Inc., Variable Rate
1,453	6.135%, 12/15/10	1,500,223
Rural Cellular Corp., Variable Rate
2,000	7.51%, 3/15/10	2,030,000
SBA Telecommunications, Sr. Disc. Notes
185	9.75%, 12/15/11	161,875
UbiquiTel Operating Co., Sr. Notes
395	9.875%, 3/1/11	429,563
Western Wireless Corp., Sr. Notes
260	9.25%, 7/15/13	298,350
		$10,065,037
Utilities - 0.2%
Calpine Corp., Sr. Notes
$30	8.25%, 8/15/05	$26,850
110	7.625%, 4/15/06	76,450
500	8.75%, 7/15/07	282,500
Dynegy Holdings, Inc., Sr. Notes
190	10.125%, 7/15/13(5)	196,650
Mission Energy Holding Co.
215	13.50%, 7/15/08	253,163
NRG Energy, Inc., Sr. Notes
366	8.00%, 12/15/13(5)	371,490
		$1,207,103
Total Corporate Bonds & Notes (identified cost $87,990,884)		$86,432,229
Common Stocks - 0.0%
Shares	Security	Value
52	Crown Castle International Corp.(6)	$837
Total Common Stocks (identified cost, $816)		$837

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks - 0.0%
Shares	Security	Value
934	Crown Castle International Corp., (PIK)	$45,182
Total Preferred Stocks (identified cost, $44,588)		$45,182
Warrants - 0.0%
Shares/Rights	Security	Value
190	Mueller Holdings, Inc., Exp. 4/15/14(5)(6)	$15,247
Total Warrants (identified cost, $0)		$15,247
Closed-End Investment Companies - 2.8%
Shares	Security	Value
23,650	Citigroup Investments Corporate Loan Fund, Inc.	$320,931
100,000	First Trust/Four Corners Senior Floating Rate Income Fund II	1,815,000
795,800	ING Prime Rate Trust	5,721,802
4,000	Pioneer Floating Rate Trust	73,000
1,097,000	Van Kampen Senior Income Trust	9,181,890
	Total Closed-End Investment Companies (identified cost, $17,978,335)	$17,112,623
Commercial Paper - 1.3%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$6,934,000	05/02/05	General Electric Capital Corp.	2.94%	$6,933,434
1,500,000	05/09/05	Societe Generale	2.89%	1,499,037
			Total Commercial Paper (at amortized cost)	$8,432,471

Short-Term Investments - 0.3%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	05/02/05	Investors Bank and Trust Company Time Deposit	2.96%	$2,000,000

Total Short-Term Investments (at amortized cost)	$2,000,000
Gross Investments - 159.1% (identified cost $998,709,446)	$1,002,597,736
Less Unfunded Loan Commitments - (0.9)%	$(5,910,664)
Net Investments - 158.2% (identified cost $992,798,782)	$996,687,072
Other Assets, Less Liabilities - 4.4%	$28,093,630
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (62.6)%	$(394,592,089)
Net Assets Applicable to Common Shares - 100.0%	$630,188,613

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $32,730,407 or 5.2% of the net assets.

(6)  Non-income producing security.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $992,798,782)	$996,687,072
Cash	10,099,529
Receivable from the Transfer Agent	257,964
Receivable for investments sold	609,964
Receivable for open swap contracts	48,853
Dividends and interest receivable	6,206,959
Cash collateral segregated for credit default swaps	12,400,000
Prepaid expenses	90,438
Total assets	$1,026,400,779
Liabilities
Payable for investments purchased	$1,437,590
Payable to affiliate for Trustees' fees	1,445
Accrued expenses	181,042
Total liabilities	$1,620,077
Auction preferred shares (15,760 shares outstanding) at liquidation value plus cumulative	394,592,089
Net assets applicable to common shares	$630,188,613
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 33,488,490 shares i	$334,885
Additional paid-in capital	634,454,573
Accumulated net realized loss (computed on the basis of identified cost)	(7,897,223)
Accumulated distributions in excess of net investment income	(405,765)
Net unrealized appreciation (computed on the basis of identified cost)	3,702,143
Net assets applicable to common shares	$630,188,613
Net Asset Value Per Common Share
($630,188,613 ÷ 33,488,490 common shares issued and outstanding)	$18.82

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$26,834,990
Dividends	442,345
Total investment income	$27,277,335
Expenses
Investment adviser fee	$3,826,953
Trustees' fees and expenses	8,702
Preferred shares remarketing agent fee	488,452
Custodian fee	145,832
Legal and accounting services	48,137
Transfer and dividend disbursing agent fees	37,152
Printing and postage	35,454
Miscellaneous	37,912
Total expenses	$4,628,594
Deduct - Reduction of custodian fee	$3,901
Preliminary allocation of Investment Adviser fee	1,019,652
Total expense reductions	$1,023,553
Net expenses	$3,605,041
Net investment income	$23,672,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(1,270,527)
Swap contracts	131,158
Net realized loss	$(1,139,369)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(2,861,388)
Swap contracts	(58,498)
Net change in unrealized appreciation (depreciation)	$(2,919,886)
Net realized and unrealized loss	$(4,059,255)
Distributions to preferred shareholders from income	$(5,021,721)
Net increase in net assets from operations	$14,591,318

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)
From operations - Net investment income	$23,672,294	$31,944,766
Net realized loss from investment transactions and swap contracts	(1,139,369)	(3,804,412)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(2,919,886)	6,622,029
Distributions to preferred shareholders from net investment income	(5,021,721)	(4,366,536)
Net increase in net assets from operations	$14,591,318	$30,395,847
Distributions to common shareholders - From net investment income	$(19,595,631)	$(29,992,379)
Total distributions to common shareholders	$(19,595,631)	$(29,992,379)
Capital share transactions - Proceeds from sale of common shares(2)	$-	$635,075,000
Reinvestment of distributions to common shareholders	1,608,927	2,824,407
Offering costs and preferred shares underwriting discounts	-	(4,818,876)
	$1,608,927	$633,080,531
Net increase (decrease) in net assets	$(3,395,386)	$633,483,999
Net Assets Applicable to Common Shares
At beginning of period	$633,583,999	$100,000
At end of period	$630,188,613	$633,583,999
Accumulated undistributed (overdistributed) net investment income included in net assets applicable to common shares
At end of period	$(405,765)	$539,293

(1)  For the period from the start of business, November 28, 2003, to October 31, 2004.

(2)  Proceeds from sales of shares net of sales load paid of $29,925,000.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2005	Year Ended October 31,
	(Unaudited)(1)	2004(1)(2)
Net asset value - Beginning of period (Common shares)	$18.970	$19.100 (3)
Income (loss) from operations
Net investment income	$0.708	$0.968
Net realized and unrealized gain (loss)	(0.122)	0.080
Distribution to preferred shareholders from net investment income	(0.150)	(0.132)
Total income from operations	$0.436	$0.916
Less distributions to common shareholders
From net investment income	$(0.586)	$(0.900)
Total distributions to common shareholders	$(0.586)	$(0.900)
Preferred and Common shares offering costs charged to paid-in capital	$-	$(0.027)
Preferred Shares underwriting discounts	$-	$(0.119)
Net asset value - End of period (Common shares)	$18.820	$18.970
Market value - End of period (Common shares)	$19.180	$19.940
Total Investment Return on Net Asset Value(4)	2.30%	4.13%
Total Investment Return on Market Value(4)	(0.82)%	9.45%

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)(1)		2004(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$630,189		$633,584
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(5)	1.14	%(6)	1.08	%(6)
Net expenses after custodian fee reduction(5)	1.14	%(6)	1.08	%(6)
Net investment income(5)	7.51	%(6)	5.51	%(6)
Portfolio Turnover	37%		95%

†  The operating expenses of the Trust reflect a reduction of the investment advisor fee and/or a reimbursement of expenses by the Advisor. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(5)	1.47	%(6)	1.38	%(6)
Expenses after custodian fee reduction(5)	1.47	%(6)	1.38	%(6)
Net investment income(5)	7.18	%(6)	5.21	%(6)
Net investment income per share	$0.681		$0.914

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.71	%(6)	0.71	%(6)
Net expenses after custodian fee reduction	0.71	%(6)	0.71	%(6)
Net investment income	4.63	%(6)	3.63	%(6)

†  The operating expenses of the Trust reflect a reduction of the investment advisor fee and/or a reimbursement of expenses by the Advisor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.91	%(6)	0.91	%(6)
Expenses after custodian fee reduction	0.91	%(6)	0.91	%(6)
Net investment income	4.44	%(6)	3.43	%(6)
Senior Securities:
Total preferred shares outstanding	15,760		15,760
Asset coverage per preferred share(7)	$65,024		$65,223
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000
Approximate market value per preferred share(8)	$25,000		$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to October 31, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on August 5, 2003, seeks to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Trust, for federal income tax purposes, had a capital loss carryover of $5,860,075 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2012.

D  Investment Transactions - Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments - The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs - Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

H  Written Options - Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options - Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Financial Futures Contracts - Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Reverse Repurchase Agreements - The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to Trust withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

L  Total Return Swaps - The Trust may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the overall portfolio; to mitigate default risk; or for other risk management purposes. Pursuant to these agreements, the Trust makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Credit Default Swaps - The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay the par amount of the referenced debt obligation ("national amount of the swap") upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

O  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

P  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

Q  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 3,940 shares of Auction Preferred Shares (APS) Series A, 3,940 shares of Auction Preferred Shares (APS) Series B, 3,940 shares of Auction Preferred Shares (APS) Series C, and 3,940 shares of Auction Preferred Shares (APS) Series D on January 26, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 2.194% to 3.240.% for Series A shares, 2.00% to 3.10% for Series B shares, 2.05% to 3.07% for Series C shares, and 2.11% to 3.75% for Series D shares.

The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends.

The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the APS liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distribution to Shareholders

The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally twenty-eight days. The applicable dividend rate for the Auction Preferred Shares on April 30, 2005 was 3.24%, 3.05%, 3.07%, and 3.75%, for Series A, Series B, Series C, and Series D Shares, respectively. For the six months ended April 30, 2005, the Trust paid dividends to Auction Preferred shareholders amounting to $1,247,341, $1,247,039, $1,243,093 and $1,284,248 for Series A, Series B, Series C, and Series D Shares, respectively, representing an average APS dividend rate for such period of 2.596%, 2.566%, 2.591%, and 2.648%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.75% of the average daily gross assets of the Trust, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Trust. For the six months ended April 30, 2005, the fee was equivalent to 0.75% (annualized) of the Trust's average daily gross assets for such period and amounted to $3,826,953.

In addition, the Adviser has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% of average weekly gross assets in year 6, 0.10% in year 7 and 0.05% in year 8. For the six months ended

Eaton Vance Senior Floating-Rate Trust as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

April 30, 2005 the Adviser waived $1,019,652 of its advisory fee.

Certain officers and Trustees of the Trust are officers of the above organization.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $390,663,235, and $359,517,425 respectively, for the six months ended April 30, 2005.

6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004(1)
Sales	-	33,255,000
Issued to shareholders electing to receive payments of distributions in Fund shares	84,520	148,970
Net increase	84,520	33,403,970

(1)For the period from the start of business, November 28, 2003, to October 31, 2004.

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$993,896,454
Gross unrealized appreciation	$8,329,553
Gross unrealized depreciation	(5,538,935)
Net unrealized appreciation	$2,790,618

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At April 30, 2005, the Trust had entered into Credit Default Swaps with Credit Suisse First Boston dated January 9, 2004 and January 27, 2004 whereby the Trust will receive 2.45% per year times the notional amounts of $4,000,000 and $4,000,000, respectively. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap). At April 30, 2005 the Trust had entered into a Credit Default Swap with Lehman Brothers Special Financing, Inc. dated March 15, 2005 whereby the Trust will receive 2.2% per year times the notional amount of 2,000,000. The Trust makes payment only upon a default event on underlying loan assets. At April 30, 2005, The Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

Eaton Vance Senior Floating-Rate Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

Eaton Vance Senior Floating-Rate Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Senior Floating-Rate Trust
  c/o PFPC, Inc.
  P.O. Box 43027
  Providence, RI 02940-3027
  800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2005, our records indicate that there are 18 registered shareholders and approximately 26,000, shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

  Eaton Vance Distributors, Inc.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Senior Floating-Rate Trust (the Trust) and the investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Trust or by vote of a majority of the outstanding interests of the Trust.

In considering the annual approval of the investment advisory agreement between the Trust and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Trust with those of comparable funds;

•  An independent report comparing the expense ratio of the Trust to those of comparable funds;

•  Information regarding Trust investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Trust assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Trust for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Trust and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Trust and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Trust.

In its review of comparative information with respect to the Trust's investment performance (including on a risk-adjusted basis), the Special Committee noted the Trust's limited operating history and concluded that it was appropriate to allow time to fully evaluate the Trust's performance record. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Trust are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Trust, the Special Committee concluded that the Trust's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management and administration services for the Trust and for all Eaton Vance funds as a group. The Special Committee noted in particular that the Trust benefits from a contractual waiver of advisory fees and other expenses effective during the first five years of the Trust's operations. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Trust and the business reputation of the investment adviser and its financial resources.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Trust is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Trust, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Senior Floating-Rate Trust

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Chief Executive Officer
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Craig Russ
Vice President
Payson F. Swaffield
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Senior Floating-Rate Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2025-6/05  CE-FLRTSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 21, 2005

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 21, 2005